Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	[1]	Jun. 30, 2018	[1]
Disclosure Income Taxes [Line Items]
Net tax expense	$ 349	$ 387	$ 296	$ 736		$ 781
Current tax expense / (benefit)	196		178
Deferred tax expense / (benefit)	153		$ 118
Deferred tax expense / (income) of changes in previously recognized tax losses carried forward and deductible temporary differences	218
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc. for the quarter	(130)
Expected future quarterly deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc. for the remainder of the year	$ (65)

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019